Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2022-2025) (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,600,000
Plan 2022-2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year		297,336	641,161	962,150
Granted		622	890	69,176
Settled		(267,819)	(301,392)	(320,649)
Expired		(30,139)	(43,323)	(69,516)
Amount at the end of the fiscal year			297,336	641,161
Expense recognized during the fiscal year | $		$ 1	$ 2	$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 6.67